Investments - Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures (Detail) - Joint ventures [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of changes in the carrying value of investments in joint ventures [line items]
At start of year	£ 102	£ 101
Share of results of joint ventures	37	37
Dividends received from joint ventures	(38)	(44)
Disposals and transfers		(7)
Additions	2	1
Exchange translation differences	(1)	14
At end of year	£ 102	£ 102